Plant and equipment, net (Tables)	12 Months Ended
Jun. 30, 2021
Plant and equipment, net
Schedule of plant and equipment

Plant and equipment consist of the following:

	June 30, 2021	June 30, 2020

Buildings	$2,603,775	$3,393,212
Automobile	181,231	165,628
Electronic devices	3,011,942	3,691,929
Office equipment	46,607	42,595
Construction-in-progress	—	495,634
Subtotal	5,843,555	7,788,998
Less: accumulated depreciation	(3,428,185)	(4,307,253)
Total	$2,415,370	$3,481,745
Less: plant and equipment, net - discontinued operations	(2,410,975)	(3,471,624)
Plant and equipment, net - continuing operations	$4,395	$10,121